Document and Entity Information	0 Months Ended
Feb. 26, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 26, 2014
Registrant Name	Brown Advisory Funds
Central Index Key	0001548609
Amendment Flag	false
Document Creation Date	Feb. 26, 2014
Document Effective Date	Feb. 26, 2014
Prospectus Date	Feb. 26, 2014
Brown Advisory - WMC Japan Alpha Opportunities Fund | Institutional Shares
Risk/Return:
Trading Symbol	BAFJX
Brown Advisory - WMC Japan Alpha Opportunities Fund | Investor Shares
Risk/Return:
Trading Symbol	BIAJX
Brown Advisory - WMC Japan Alpha Opportunities Fund | Advisor Shares
Risk/Return:
Trading Symbol	BAJAX